Property, Plant and Equipment, Net	6 Months Ended
Sep. 30, 2023
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following as of September 30, 2023 and March 31, 2023:

	As of September 30,	As of March 31,
	2023	2023
Buildings	$-	$14,111,170
Machinery	-	1,585,671
Furniture, fixture and electronic equipment	5,571	74,719
Vehicles	-	20,636
Total property plant and equipment, at cost	5,571	15,792,196
Less: accumulated depreciation	(2,393)	(7,321,924)
Property, plant and equipment, net from discontinued operations (Note 15)	-	(8,456,802)
Property, plant and equipment, net	$3,178	$13,470

As of September 30, 2023, no building has been pledged. As of March 31, 2023, the Company pledged its building with a carrying value of approximately $1.2 million as the collateral for short-term bank loans (see Note 10).

Depreciation expense was $1,631,109 and $737,542 for the six months ended September 30, 2023 and 2022, respectively.

The carrying amount of disposed property, plant and equipment recognized for the six months ended September 30, 2023 and 2022 were amounted to nil and $90,636, respectively.